Merchandise Inventories, Net - Schedule of Merchandise Inventories, Net (Details)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Schedule of Merchandise Inventories, Net [Line Items]
Less: inventory allowances
Merchandise inventories, net			1,879,435
Hair styling series [Member]
Schedule of Merchandise Inventories, Net [Line Items]
Merchandise inventories, gross			1,345,908
Trimmer series [Member]
Schedule of Merchandise Inventories, Net [Line Items]
Merchandise inventories, gross			533,172
Other personal care appliances [Member]
Schedule of Merchandise Inventories, Net [Line Items]
Merchandise inventories, gross			$ 355